LONG TERM BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Long-term Debt
		Interest
		Rate
	Bank Name	per Annum	December 31,
			$ 2016	$ 2015
Due on August 30, 2019, collateral by the Company’s LUR	Anhui Commercial Bank (“ACB”) Hui Tong Branch	8.00%	$7,207,727	$—
Total			$7,207,727	$—